Management of Capital	12 Months Ended
Sep. 30, 2011
Management Of Capital [Text Block]

Note 24 – Management of Capital

The Company’s objective when managing capital is to provide a return to its shareholders by fairly pricing its services with the associated level of risk while being able to sufficiently fund future growth initiatives. The Company defines capital that it manages as the aggregate of its shareholders’ equity, which is comprised of share capital, contributed surplus and retained earnings.

In order to maintain or adjust its capital structure, the Company, upon approval from its Board of Directors, may issue shares, repurchase shares through a normal course issuer bid, pay dividends or undertake other activities as deemed appropriate under the specific circumstances. The Board of Directors reviews and approves any material transactions out of the ordinary course of business, including proposals on acquisitions or other major investments or divestures, as well as capital and operating budgets.

The Company sets the amount of capital in proportion to risk and manages the capital structure and makes adjustments to it based on economic or regulatory changes. In order to maintain or modify the capital structure, the Company may seek additional sources of capital.

The Company’s capital management objectives, policies and procedures were unchanged since the prior year-end.